SEGMENT INFORMATION (Details Narrative) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Chile [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 904,868	$ 904,868
Colombia [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 221,795	$ 240,440